FAIR VALUE MEASUREMENTS - Fair value of private placement warrants (Details) - Private Placement Warrants	Jun. 30, 2024 $ / shares	Dec. 31, 2023 Y $ / shares	Dec. 31, 2022 Y
Stock price
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	11.40	11.05
Exercise price
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	11.50	11.50
Expected term (in years)
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	5.28	5.28
Volatility
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.0410	0.0280
Risk-free rate
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.0424	0.0377
Fair value
FAIR VALUE MEASUREMENTS
Derivative liability measurement input	0.08	0.02
Level 3 | Stock price
FAIR VALUE MEASUREMENTS
Derivative liability measurement input		11.05	10.14
Level 3 | Exercise price
FAIR VALUE MEASUREMENTS
Derivative liability measurement input		11.50	11.50
Level 3 | Expected term (in years)
FAIR VALUE MEASUREMENTS
Derivative liability measurement input | Y		5.28	5.27
Level 3 | Volatility
FAIR VALUE MEASUREMENTS
Derivative liability measurement input		2.80	2.6
Level 3 | Risk-free rate
FAIR VALUE MEASUREMENTS
Derivative liability measurement input		3.77	3.91
Level 3 | Fair value
FAIR VALUE MEASUREMENTS
Derivative liability measurement input		0.02	0.02